Basic and diluted net income per share (Tables)	12 Months Ended
Dec. 31, 2015
Basic and diluted net income per share [Abstract]
Schedule of calculation of basic and diluted net income per share
	For the year ended December 31,
	2013	2014	2015
	RMB	RMB	RMB

Numerator:
Net income attributable to the Company	477,727	1,064,472	1,033,243

Numerator for basic net income per share	477,727	1,064,472	1,033,243
Numerator for diluted income per share	477,727	1,064,472	1,033,243

Denominator:
Denominator for basic calculation—weighted average number of Class A and Class B common shares outstanding	1,122,475,688	1,153,140,699	1,125,189,978
Dilutive effect of share options	16,362,048	10,372,442	2,711,486
Dilutive effect of restricted shares	14,400,670	2,604,789	-
Dilutive effect of restricted share units	27,882,891	32,425,543	22,929,699
Denominator for diluted calculation	1,181,121,297	1,198,543,473	1,150,831,163

Basic net income per Class A and Class B common share	0.43	0.92	0.92
Diluted net income per Class A and Class B common share	0.40	0.89	0.90
Basic net income per ADS*	8.51	18.46	18.37
Diluted net income per ADS*	8.09	17.76	17.96

*	Each ADS represents 20 Class A common shares.